CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - Common Stock - (Details)				3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 01, 2021 USD ($) $ / shares shares	Jul. 01, 2021 USD ($) $ / shares shares	Jun. 21, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($) shares	Dec. 31, 2020 director Vote
Class of Stock [Line Items]
Aggregate gross proceeds					$ 18,000,000
Number of shares issued upon conversion | shares			1,206,614		842,429
Shares issued in exchange for investor relation services (in shares) | shares	2,000
Share price | $ / shares	$ 6.25
Shares issued in exchange for investor relation services	$ 12,500			$ 12,500
Other offering costs					$ 2,339,816
Common Stock
Class of Stock [Line Items]
Number of votes per share | Vote						1
Number of directors who may be appointed by shareholders | director						1
Initial Public Offering
Class of Stock [Line Items]
Number of shares issued and sold | shares			2,250,000		2,250,000
Underwriting discounts		$ 1,900,000
Number of shares issued upon conversion | shares					1,206,614
Other offering costs		600,000
Net proceeds		$ 18,200,000	$ 15,700,000
Share price | $ / shares			$ 8.00
Other offering costs			$ 600,000
Overallotment
Class of Stock [Line Items]
Number of shares issued and sold | shares		337,500
Net proceeds from issuance of shares		$ 2,500,000
Aggregate gross proceeds		2,700,000
Underwriting discounts		200,000
Net proceeds		$ 18,200,000
Share price | $ / shares		$ 8.00
Other offering costs		$ 600,000